Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities
Schedule of the Company's subsidiaries

The Company’s significant subsidiaries as of December 31, 2016 include the following:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. (“Shanghai Juxiang”)	July16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd (“Shanghai Baoyi”)	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited(“Jupai Hong Kong”)	August 21, 2012	Hong Kong	100%

Shanghai Jupai’s significant subsidiaries as of December 31, 2016 include the following:

	Date of Incorporation/acquisition	Place of Incorporation	Percentage of Ownership

Juzhou Asset Management (Shanghai) Co., Ltd. (“Juzhou”)	May17, 2013	PRC	85%
Shanghai Jupeng Asset Management Co., Ltd. (“Jupeng”)	June 8, 2015	PRC	90%

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2016 include the following:

	Date of Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Yidezhen Equity Investment Center (“Yidezhen”)	July 16, 2015	PRC	100%